Changes in significant accounting policies - Additional Information (Detail) - RUB (₽) ₽ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	[1]	Jan. 01, 2017
Changes in Significant Accounting policies [Line Items]
Incremental borrowing rate		10.15%
Retained earnings	₽ 1,587,697		₽ 1,302,981
Increase (decrease) due to application of IFRS 15 [member]
Changes in Significant Accounting policies [Line Items]
Retained earnings					₽ (3,928)

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.